11. Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
11. Commitments and contingencies

11.	Commitments and contingencies

a)	Operating leases

The future minimum annual rental payments under the operating lease are estimated as follows, using the quarter end exchange rate of CAD $1 equals US $0.7687:

Amount

2016	$200,052
2017	419,443
2018	465,882
2019	119,434
$1,204,811

b)	Contingency related to outstanding tax liabilities

The Company is delinquent in paying harmonized sales tax, filing and paying payroll taxes and may also be subject to US taxation and penalties.

As of June 30, 2016, the Company had estimated Canadian tax liabilities outstanding of $2,522,094, which may result in the Canadian tax authorities placing liens on the Company bank accounts which would impact on the Company’s ability to operate. The Company has also provided for US penalties of $200,000 due to noncompliance with the filing of certain required returns. The actual liability may be higher due to interest and penalties assessed by these taxing authorities.

c)	Other

From time to time, the Company and its subsidiaries enter into legal disputes in the ordinary course of business. The Company believes there are no material legal or administrative matters pending that are likely to have, individually or in the aggregate, a material adverse effect on its business or results of operations.